Income Taxes (Income from Continuing Operations before Taxes) (Details) - USD ($) $ in Millions	3 Months Ended											12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	[1]	Jun. 30, 2015	Mar. 31, 2015	[1]	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	[1]	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
United States												$ (230.3)		$ (185.0)		$ (397.0)
Foreign												253.0		385.8		674.9
Income from continuing operations, before taxes	$ 7.2	$ 31.0		$ 61.2	$ (76.7)		$ 100.9	$ 153.4	$ 83.3	$ (136.8)		$ 22.7	[1]	$ 200.8	[1]	$ 277.9

[1]	In addition to the items impacting operating (loss) profit above, (loss) income from continuing operations, before taxes during 2015 was impacted by an after-tax benefit of $3.4 (benefit of $4.2 in other expense, net, and a loss of $.8 in income taxes) recorded in the first quarter, primarily reflecting the write-down of monetary assets and liabilities due to the change to the SIMADI rate. In addition, (loss) income from continuing operations, before taxes during 2015 was impacted by the gain on sale of Liz Earle of $44.9 before tax ($51.6 after tax), primarily recorded in the third quarter. In addition, (loss) income from continuing operations, before taxes during 2015 was impacted by a loss on extinguishment of debt of $5.5 before tax in the third quarter caused by the make-whole premium and the write-off of debt issuance costs and discounts, associated with the prepayment of the 2.375% Notes (as defined in Note 5, Debt and Other Financing) and $2.5 before tax in the second quarter of 2015 associated with the write-off of issuance costs related to our previous $1 billion revolving credit facility.In addition, (loss) income from continuing operations, before taxes during 2014 was impacted by an after-tax loss of $41.8 ($53.7 in other expense, net, and a benefit of $11.9 in income taxes) recorded in the first quarter, primarily reflecting the write-down of monetary assets and liabilities due to the change to the SICAD II rate.